Leases - Lessor, Operating Lease, Payments to be Received (Details) $ in Thousands	Dec. 31, 2021 USD ($)
Leases [Abstract]
2023	$ 34
2024	155
2025	155
2026	155
2027	155
Thereafter	1,240
Total	$ 1,894